Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Key Management Personnel Remuneration

KEY MANAGEMENT PERSONNEL REMUNERATION	2019 £m	2018 £m	2017 £m
Salaries, other short-term employee benefits and non-executive fees	7	7	5
Post-employment benefits	1	1	1
Share based remuneration*	7	7	8
Total	15	15	14

Summary of Executive Directors Remuneration
EXECUTIVE DIRECTORS		Salary £’000	Benefits £’000	Annual incentive £’000	Cost of share based remuneration* £’000	Cost of pension provision*£’000	Total £’000
Total Executive Directors	2019	1,984	101	3,038	7,343	725	13,191
	2018	1,935	99	3,033	7,003	741	12,811
	2017	1,889	101	1,964	8,205	983	13,142

Summary of Non-Executive Directors Remuneration
NON-EXECUTIVE DIRECTORS	2019 £’000	2018 £’000	2017 £’000
Fees and benefits	1,569	1,634	1,396